CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stockholders equity:
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares	unlimited	unlimited
Common stock, issued shares	146,984,385	146,734,385
Common stock, outstanding shares	146,984,385	146,734,385